Note 18 - Tangible Assets - Property and Equipment (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Jan. 01, 2017
Real Estate Member
Property and Equipment LineItems
Cost of Tangible Assets			$ 14,380,525,000			$ 13,996,859,000
Deconsolidation of Subsidiary VWFS on Tangible Assets	$ 0
Additions Tangible Assets	289,808,000		510,497,000
Disposals Tangible Assets	779,380,000	[1]	126,831,000	[2]
Depreciations Tangible Assets Abstract
Depreciation Tangible Assets Accumulated	1,529,654,000		1,140,603,000		$ 814,695,000
Depreciation Disposal Tangible Assets	147,753,000	[3]	91,058,000	[4]
Depreciation for the Period Tangible Assets	536,804,000		416,966,000
Depreciation Deconsolidation of Subsidiary VWFS on Tangible Assets	0
Carrying Amount of Tangible Assets	12,361,299,000		13,239,922,000
Furniture and Facilities Member
Property and Equipment LineItems
Cost of Tangible Assets			3,825,951,000			2,728,652,000
Deconsolidation of Subsidiary VWFS on Tangible Assets	(11,219,000)
Additions Tangible Assets	718,664,000		1,118,893,000
Disposals Tangible Assets	30,300,000	[1]	21,594,000	[2]
Depreciations Tangible Assets Abstract
Depreciation Tangible Assets Accumulated	1,703,901,000		1,296,216,000		1,022,815,000
Depreciation Disposal Tangible Assets	30,278,000	[3]	21,594,000	[4]
Depreciation for the Period Tangible Assets	440,021,000		294,995,000
Depreciation Deconsolidation of Subsidiary VWFS on Tangible Assets	(2,058,000)
Carrying Amount of Tangible Assets	2,799,195,000		2,529,735,000
Machinery and Equipment Member
Property and Equipment LineItems
Cost of Tangible Assets			2,205,549,000			1,592,100,000
Deconsolidation of Subsidiary VWFS on Tangible Assets	(6,452,000)
Additions Tangible Assets	797,174,000		868,462,000
Disposals Tangible Assets	237,833,000	[1]	255,013,000	[2]
Depreciations Tangible Assets Abstract
Depreciation Tangible Assets Accumulated	1,470,321,000		937,604,000		626,923,000
Depreciation Disposal Tangible Assets	237,833,000	[3]	255,013,000	[4]
Depreciation for the Period Tangible Assets	772,666,000		565,694,000
Depreciation Deconsolidation of Subsidiary VWFS on Tangible Assets	(2,116,000)
Carrying Amount of Tangible Assets	1,288,117,000		1,267,945,000
Automobiles Member
Property and Equipment LineItems
Cost of Tangible Assets			83,867,000			79,702,000
Deconsolidation of Subsidiary VWFS on Tangible Assets	(5,836,000)
Additions Tangible Assets	17,884,000		5,484,000
Disposals Tangible Assets	46,000	[1]	1,319,000	[2]
Depreciations Tangible Assets Abstract
Depreciation Tangible Assets Accumulated	74,886,000		60,199,000		50,757,000
Depreciation Disposal Tangible Assets	0	[3]	1,319,000	[4]
Depreciation for the Period Tangible Assets	16,430,000		10,761,000
Depreciation Deconsolidation of Subsidiary VWFS on Tangible Assets	(1,743,000)
Carrying Amount of Tangible Assets	20,983,000		23,668,000
Constructions in Progress Member
Property and Equipment LineItems
Cost of Tangible Assets			517,226,000			259,986,000
Deconsolidation of Subsidiary VWFS on Tangible Assets	0
Additions Tangible Assets	450,812,000		564,722,000
Disposals Tangible Assets	498,519,000	[1]	307,482,000	[2]
Depreciations Tangible Assets Abstract
Depreciation Tangible Assets Accumulated	0		0		0
Depreciation Disposal Tangible Assets	0	[3]	0	[4]
Depreciation for the Period Tangible Assets	0		0
Depreciation Deconsolidation of Subsidiary VWFS on Tangible Assets	0
Carrying Amount of Tangible Assets	469,519,000		517,226,000
Total Property and Equipment Member
Property and Equipment LineItems
Cost of Tangible Assets			21,013,118,000			$ 18,657,299,000
Deconsolidation of Subsidiary VWFS on Tangible Assets	(23,507,000)
Additions Tangible Assets	2,274,342,000		3,068,058,000
Disposals Tangible Assets	1,546,078,000	[1]	712,239,000	[2]
Depreciations Tangible Assets Abstract
Depreciation Tangible Assets Accumulated	4,778,762,000		3,434,622,000		$ 2,515,190,000
Depreciation Disposal Tangible Assets	415,864,000	[3]	368,984,000	[4]
Depreciation for the Period Tangible Assets	1,765,921,000		1,288,416,000
Depreciation Deconsolidation of Subsidiary VWFS on Tangible Assets	(5,917,000)
Carrying Amount of Tangible Assets	$ 16,939,113,000		$ 17,578,496,000

[1]	Includes write-off of fully depreciated items and finalized constructions.
[2]	Includes write-off of fully depreciated items and finalized constructions.
[3]	Includes write-off of fully depreciated items and finalized constructions.
[4]	Includes write-off of fully depreciated items and finalized constructions.